STATEMENT OF OPERATIONS	5 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Khosla
Formation costs	$ 25,000
General and administrative	283,967
Franchise tax expense	100,000
Loss from operations	(408,967)
Financing expenses on derivative classified instrument	(36,537,500)
Gain on marketable securities (net), dividends and interest, held in Trust Account	6,327
Change in fair value of derivative liabilities	20,000,000
Loss before income taxes	(16,940,140)
Net loss	$ (16,940,140)
Khosla | Class A Common Stock | Common Stock Subject To Possible Redemption
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares) | shares	26,526,318
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares) | shares	26,526,318
Net loss per share attributable to common stockholders, diluted (in USD per share) | $ / shares	$ (0.51)
Net loss per share attributable to common stockholders, basic (in USD per share) | $ / shares	$ (0.51)
Khosla | Class A Common Stock | Non Redeemable Common Stock
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares) | shares	721,974
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares) | shares	721,974
Net loss per share attributable to common stockholders, diluted (in USD per share) | $ / shares	$ (0.60)
Net loss per share attributable to common stockholders, basic (in USD per share) | $ / shares	$ (0.60)
Khosla | Class B Common Stock | Non Redeemable Common Stock
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (in shares) | shares	5,000,000
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (in shares) | shares	5,000,000
Net loss per share attributable to common stockholders, diluted (in USD per share) | $ / shares	$ (0.60)
Net loss per share attributable to common stockholders, basic (in USD per share) | $ / shares	$ (0.60)